Segmented Information (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [Abstract]
Schedule of non-current tangible assets located in geographical jurisdictions [Table Text Block]
March 31, 2024	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$111,044	$111,044
High performance computing hosting	-	-	-	-	3,421	3,421
	$-	$-	$-	$-	$114,465	$114,465

March 31, 2023	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$106,089	$106,089
High performance computing hosting	-	-	-	-	229	229
	$-	$-	$-	$-	$106,318	$106,318

The Company's plant and equipment are located in the following jurisdictions:

March 31, 2024	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Plant and equipment	$74,425	$19,529	$1,367	$-	$35	$95,356
ROU asset	3,352	5,051	-	-	85	8,488
	$77,777	$24,580	$1,367	$-	$120	$103,844

March 31, 2023	Canada	Sweden	Iceland	Switzerland	Bermuda	Total
Plant and equipment	$50,386	$31,544	$4,357	$-	$941	$87,228
ROU asset	4,157	6,683	-	-	133	10,973
	$54,543	$38,227	$4,357	$-	$1,074	$98,201